Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Schedule of Related Party Transactions

	Year ended December 31
	2010	2011	2012

Costs and expenses*	$81	$101	$80